VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS: 97.9%
Australia : 2.6%
Buckeye Partners LP
3.95%, 12/01/26 $ 29,151 $ 28,682,732
4.12%, 12/01/27 19,425 18,961,397
5.60%, 10/15/44 14,600 12,394,307
5.85%, 11/15/43 19,438 17,298,574
77,337,010
Canada : 4.8%
Bombardier, Inc. 144A
7.45%, 05/01/34 24,788 26,848,676
Methanex Corp.
5.25%, 12/15/29 † 34,000 33,705,771
5.65%, 12/01/44 14,600 11,412,443
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82 36,437 35,989,434
TransAlta Corp.
6.50%, 03/15/40 14,615 14,187,974
Wilton RE Ltd. 144A
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.27%), 10/22/30
(o) 19,465 19,454,645
141,598,943
Germany : 1.8%
Dresdner Funding Trust I
144A
8.15%, 06/30/31 48,554 53,617,259
Underline
Ireland : 2.4%
Aptiv Swiss Holdings Ltd.
6.88% (US Treasury
Yield Curve Rate T 5
Year+3.38%), 12/15/54 24,300 24,520,935
Perrigo Finance Unlimited
Co.
4.90%, 06/15/30 36,425 35,548,775
4.90%, 12/15/44 14,775 11,837,426
71,907,136
Italy : 3.4%
Telecom Italia Capital SA
6.00%, 09/30/34 24,275 24,118,936
6.38%, 11/15/33 24,250 25,126,856
7.20%, 07/18/36 24,275 25,498,290
7.72%, 06/04/38 24,275 26,204,320
100,948,402
Japan : 5.6%
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27 87,453 85,369,011
4.81%, 09/17/30 87,450 80,441,902
165,810,913
United Kingdom : 4.7%
Standard Chartered PLC
144A
7.01%, 07/30/37 (o) 36,400 37,641,240
Vodafone Group PLC
Par
(000’s) Value
United Kingdom (continued)
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 $ 97,147 $ 101,668,513
139,309,753
United States : 72.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27 17,025 15,688,492
3.50%, 03/15/32 † 17,017 14,550,705
3.90%, 04/15/30 † 24,275 22,028,151
5.95%, 03/09/28 † 14,584 14,662,258
Bath & Body Works, Inc.
6.95%, 03/01/33 13,842 14,252,674
Brandywine Operating
Partnership LP
3.95%, 11/15/27 21,875 21,137,589
4.55%, 10/01/29 † 17,019 16,015,256
8.30%, 03/15/28 17,000 18,053,592
Celanese US Holdings LLC
1.40%, 08/05/26 16,725 16,153,008
6.67%, 07/15/27 63,732 65,364,304
6.83%, 07/15/29 31,875 33,135,306
6.85%, 11/15/28 42,499 44,276,733
6.88%, 07/15/32 42,500 44,039,475
7.05%, 11/15/30 42,500 44,300,930
7.20%, 11/15/33 † 42,500 44,406,635
Crane NXT Co.
4.20%, 03/15/48 17,038 9,982,673
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26 17,022 17,573,938
Diversified Healthcare Trust
4.75%, 02/15/28 24,325 22,541,462
DPL, Inc.
4.35%, 04/15/29 19,430 18,963,361
Embarq LLC
8.00%, 06/01/36 † 59,099 29,171,562
Entegris, Inc. 144A
4.75%, 04/15/29 77,690 76,172,700
Fluor Corp.
4.25%, 09/15/28 24,659 24,284,383
Frontier Florida LLC
6.86%, 02/01/28 14,607 15,247,063
Global Marine, Inc.
7.00%, 06/01/28 12,693 11,790,959
HB Fuller Co.
4.00%, 02/15/27 14,621 14,361,653
Hudson Pacific Properties LP
3.25%, 01/15/30 19,450 15,561,239
3.95%, 11/01/27 19,425 18,375,846
4.65%, 04/01/29 † 24,300 21,212,469
5.95%, 02/15/28 † 17,000 16,301,125
Huntsman International LLC
2.95%, 06/15/31 19,500 16,414,215
4.50%, 05/01/29 36,500 34,713,027
5.70%, 10/15/34 17,000 15,680,776
Kohl's Corp.
5.12%, 05/01/31 † 24,289 17,618,301
5.55%, 07/17/45 20,750 11,773,135
Lumen Technologies, Inc.

VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
7.60%, 09/15/39 † $ 16,950 $ 14,534,625
Macy's Retail Holdings LLC
4.30%, 02/15/43 12,150 8,063,374
4.50%, 12/15/34 17,800 14,440,950
5.12%, 01/15/42 12,150 8,540,242
Murphy Oil Corp.
5.88%, 12/01/42 † 16,500 13,495,627
Navient Corp.
5.62%, 08/01/33 † 28,889 26,056,858
Newell Brands, Inc.
6.88%, 04/01/36 † 20,396 19,509,782
7.00%, 04/01/46 32,350 27,815,209
Nissan Motor Acceptance
Co. LLC 144A
1.85%, 09/16/26 35,000 33,606,818
2.45%, 09/15/28 12,250 11,078,099
2.75%, 03/09/28 20,992 19,474,074
5.30%, 09/13/27 14,000 13,905,570
5.55%, 09/13/29 10,500 10,247,358
6.95%, 09/15/26 10,550 10,716,489
7.05%, 09/15/28 † 24,500 25,259,868
Nordstrom, Inc.
4.00%, 03/15/27 17,022 16,737,595
4.25%, 08/01/31 † 20,650 18,099,143
4.38%, 04/01/30 24,300 22,154,743
5.00%, 01/15/44 46,925 31,791,687
6.95%, 03/15/28 14,575 15,028,738
Oceaneering International,
Inc.
6.00%, 02/01/28 14,580 14,676,782
Prospect Capital Corp.
3.36%, 11/15/26 † 14,575 13,986,562
3.44%, 10/15/28 14,575 13,174,707
Resorts World Las Vegas LLC
/ RWLV Capital, Inc. Reg S
4.62%, 04/16/29 48,635 43,297,902
4.62%, 04/06/31 17,050 14,137,855
Rockies Express Pipeline LLC
144A
4.80%, 05/15/30 17,000 16,370,308
4.95%, 07/15/29 26,730 26,233,856
6.88%, 04/15/40 24,300 24,480,719
7.50%, 07/15/38 12,150 12,510,843
Safeway, Inc.
7.25%, 02/01/31 12,730 13,700,522
Sealed Air Corp. 144A
6.88%, 07/15/33 21,889 23,417,071
Service Properties Trust
3.95%, 01/15/28 † 19,450 18,150,756
4.38%, 02/15/30 † 19,450 16,500,071
4.75%, 10/01/26 21,864 21,530,362
4.95%, 02/15/27 19,425 18,972,023
4.95%, 10/01/29 † 20,650 18,183,556
Spirit AeroSystems, Inc.
4.60%, 06/15/28 † 34,030 33,507,463
Steelcase, Inc.
5.12%, 01/18/29 21,892 21,590,648
Tenet Healthcare Corp.
Par
(000’s) Value
United States (continued)
6.88%, 11/15/31 $ 17,600 $ 18,766,349
Toledo Hospital
4.98%, 11/15/45 13,275 10,803,195
5.33%, 11/15/28 † 15,550 15,578,479
6.01%, 11/15/48 19,435 17,904,494
Topaz Solar Farms LLC 144A
5.75%, 09/30/39 24,190 23,789,217
Transocean, Inc.
6.80%, 03/15/38 29,600 22,234,336
7.50%, 04/15/31 † 19,225 16,756,766
Travel + Leisure Co.
6.00%, 04/01/27 19,450 19,610,813
United States Cellular Corp.
6.70%, 12/15/33 † 24,375 25,668,094
United States Steel Corp.
6.65%, 06/01/37 13,340 14,018,219
VF Corp.
2.80%, 04/23/27 24,294 23,216,474
2.95%, 04/23/30 36,450 30,935,337
6.00%, 10/15/33 13,450 12,416,211
6.45%, 11/01/37 13,950 12,377,030
Vornado Realty LP
3.40%, 06/01/31 17,025 14,936,356
Walgreens Boots Alliance,
Inc.
3.20%, 04/15/30 † 24,275 23,582,143
4.10%, 04/15/50 31,075 26,641,617
4.50%, 11/18/34 † 14,725 14,607,109
4.65%, 06/01/46 14,500 13,932,869
4.80%, 11/18/44 32,017 31,376,660
Warnermedia Holdings, Inc.
4.28%, 03/15/32 14,250 11,364,375
Whirlpool Corp.
2.40%, 05/15/31 14,600 12,233,441
4.50%, 06/01/46 24,300 18,156,530
4.60%, 05/15/50 † 24,300 18,121,018
4.70%, 05/14/32 † 14,575 13,315,398
4.75%, 02/26/29 † 34,000 33,237,958
5.15%, 03/01/43 † 12,146 10,253,713
5.50%, 03/01/33 † 14,575 13,948,202
5.75%, 03/01/34 † 14,575 13,944,050
Xerox Corp.
4.80%, 03/01/35 12,175 6,349,506
6.75%, 12/15/39 17,038 8,842,040
XPO CNW, Inc.
6.70%, 05/01/34 14,575 15,173,887
Yum! Brands, Inc.
5.35%, 11/01/43 13,375 12,609,258
6.88%, 11/15/37 † 15,798 17,009,786
2,154,494,780
Total Corporate Bonds
(Cost: $2,913,751,261) 2,905,024,196

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.8%
Money Market Fund: 6.8%
(Cost: $201,316,947)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.25%(a) 201,316,947 $ 201,316,947
Total Investments: 104.7%
(Cost: $3,115,068,208) 3,106,341,143
Liabilities in excess of other assets: (4.7)% (139,835,828)
NET ASSETS: 100.0% $ 2,966,505,315
Definitions:
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $202,107,643.
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
(a) Rate shown is 7-day yield as of period end.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $666,625,157, or 22.5% of net assets.